Commitments and Contingencies (Narrative) (Details)	3 Months Ended		12 Months Ended			2 Months Ended	12 Months Ended	10 Months Ended	3 Months Ended			1 Months Ended		12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Mar. 07, 2014 sqft	Aug. 31, 2013 sqft	Dec. 31, 2012 Successor USD ($)	Dec. 31, 2013 Successor USD ($)	Nov. 11, 2012 Predecessor USD ($)	Mar. 31, 2014 Period One [Member] USD ($)	Mar. 31, 2014 Period Two [Member] USD ($)	Mar. 31, 2014 Period Three [Member] USD ($)	Aug. 31, 2013 FlexEnergy Energy Systems, Inc USD ($) sqft	Dec. 31, 2012 Efficient Energy Conversion Turbomachinery USD ($)	Dec. 31, 2013 University of California Agreement USD ($)	Mar. 31, 2014 Standby Letters of Credit USD ($)	Dec. 31, 2013 Standby Letters of Credit EUR (€)
Commitments and Contingencies [Textual]
Unit pricing amount													$ 760,000		$ 533,000	€ 533,000
Operating leases monthly rent expense	25,285		25,285											7,780
Operating lease useful life	39 months		39 months
Lease expiration date			Dec. 31, 2016											Apr. 01, 2015
Subleasing base rate per month	720		720			18,000	211,000	79,000
Rent received												3,300
Security deposit												27,630
Area of lease property				5,000	32,649							6,000
Rent expense, net of sublease income	70,000	35,000
Rent expenses									$ 7,000	$ 7,210	$ 7,426.30
Lease agreement description	The lease is for 34 months and requires payments of $7,000 per month for twelve months increasing to $7,210 for the next twelve months and $7,426.30 for the remaining ten months.